SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
Schedule of short-term investments

		December 31,
	Category	2022	2021
Investments in mutual funds (Notes 27)	At FVTPL	12,749	10,719
Assets in Sistema Capital trust management (Notes 27)	At FVTPL	9,426	10,374
Notes / loans	At amortized cost	2,235	6,383
Deposits	At amortized cost	9	1,499
Short-term investments, gross		24,419	28,975
Allowance for ECL		3	(3)
Total short-term investments		24,422	28,972